Income Taxes (Schedule of Effective Tax Rate Differed from Federal Statutory Income Tax Rate) (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%	21.00%
State tax, net of federal tax effect	5.31%	5.31%	5.31%	5.31%
Valuation allowance	(26.00%)	(26.00%)	(26.00%)	(26.00%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%